Document And Entity Information (USD $)	12 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Entity Registrant Name	Infinity Cross Border Acquisition Corp
Entity Central Index Key	0001518205
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	inxbu
Entity Common Stock, Shares Outstanding	7,187,500
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0